REDEEMABLE NONCONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2011
REDEEMABLE NONCONTROLLING INTERESTS
14.	REDEEMABLE NONCONTROLLING INTERESTS

	RMB	US$
	(In thousands)

Balance at December 31, 2010	—	—
Acquisition of Qunar (Note 3)	942,004	149,669
Equity issuance of subsidiaries (1)	3,261	518
Current losses	(10,284)	(1,634)
Other comprehensive loss	(995)	(158)
Share-based compensation	1,992	317

Balance at December 31, 2011	935,978	148,712

(1)	In December 2011, NTT DOCOMO, Inc. (“DCM”) subscribed with cash new ordinary shares of B.D. Mobile representing 6.98% of its equity interest. The newly issued ordinary shares could be redeemed upon occurrence of certain events that are not solely within the control of B.D. Mobile and are accounted for as redeemable noncontrolling interests.